Offerings - Offering: 1	Jun. 18, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Share, without par value
Amount Registered | shares	6,843,952
Proposed Maximum Offering Price per Unit	9.45
Maximum Aggregate Offering Price	$ 64,675,346.40
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,931.67
Offering Note	(a) Represents the reasale of common shares issued to the selling shareholders pursuant to certain subscription agreements between the Company and the selling shareholders named therein, shares issued as partial consideration for the sale of TMCR USA Operations, Inc. pursuant to the royalty purchase agreement dated as of May 6, 2026, shares issued to certain vendors and shares issued in satisfaction of the commitment fee due to YA II PN, Ltd. pursuant to the Standby Equity Purchase Agreement between the Company and YA II PN, Ltd. dated as of July 18, 2025. (b) Estimated solely for purposes of calculating the registration fee pursuant to Rules 457(c) and 457(h) under the Securities Act, based on the average of the high and low prices of the registrant's common stock as reported on Nasdaq on June 17, 2026.